TRADE PAYABLES AND OTHER (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities and other liabilities to customers	6	9
Other payables	15	18
Total Other	21	27
Total Trade payables and other	21	27
Current
Trade payables	711	685
Fixed assets payables	43	30
Employees' entitlements	171	160
Taxes payable other than income tax	14	16
Contract liabilities and other liabilities to customers	54	68
Other payables	6	9
Total Other	288	283
Total Trade payables and other	€ 999	€ 968